LEASES (Rent Expense Detail) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Leases [Abstract]
Straight-lined minimum rent	$ 111,096	$ 109,819	$ 107,776
Contingent rent	3,154	3,821	4,408
Other	11,656	11,682	11,283
Total rent expense	$ 125,906	$ 125,322	$ 123,467